Property and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property and equipment
Changes in property and equipment

14.        Property and equipment

		Furniture,
		equipment
	IT	and	Library			Leasehold	Construction
	equipment	facilities	books	Vehicles	Lands	improvements	in progress	TOTAL
As of December 31, 2019
Net book value	8,975	20,173	5,070			34,389	1,426	70,033
Cost	19,174	37,521	17,789			44,107	1,426	120,017
Accumulated depreciation	(10,199)	(17,348)	(12,719)			(9,718)	—	(49,984)
Purchases	3,905	7,271	—			8,862	5,506	25,544
Transfers	—	—	—			6,972	(6,972)	—
Disposals	(30)	(15)	—			—	—	(45)
Transfer to held for sale	84	3,249	1,192			—
Business combinations	—					7,111	68	7,179
Depreciation	(3,050)	(3,105)	(1,730)			(2,682)	—	(10,567)
As of December 31, 2020
Net book value	9,884	27,573	4,532			54,652	28	92,144
Cost	24,484	52,541	20,994			69,462	28	167,509
Accumulated depreciation	(14,600)	(24,968)	(16,462)			(14,810)	—	(70,840)
Purchases	9,166	8,645	—			2,688	5,496	25,995
Transfers	—	—	—			4,344	(4,344)	—
Disposals	—	(9)	—			—	—	(9)
Business combinations	—	—	—			—	—	—
Depreciation	(3,604)	(3,691)	(1,556)			(6,965)	—	(15,816)
As of December 31, 2021
Net book value	15,446	32,518	2,976			54,719	1,180	106,839
Cost	3,365	61,178	20,995			76,494	118	193,495
Accumulated depreciation	(18,204)	(28,659)	(18,018)			(21,774)		(86,655)
Purchases	8,701	6,472	225	624		11,149	13,144	40,316
Transfers						5,362	(5,362)	—
Disposals		(827)				(10,537)		(11,365)
Business combinations	20,158	45,352	2,471	1,365	4,566	2,526	1,686	78,124
Depreciation	(11,017)	(3,526)	(1,466)	(829)		(2,502)		(19,340)
As of December 31, 2022
Net book value	33,287	79,990	4,208	1,160	4,566	60,716	10,648	194,575
Cost	90,947	156,004	37,719	5,215	4,566	85,432	10,648
Accumulated depreciation	(57,660)	(76,014)	(33,511)	(4,055)	—	(24,716)	—

There has been no evidence that the carrying amounts of Property and equipment exceed their recoverable amounts.

(i)	These refer to construction in progress for improvements to the facilities used by the Company, related to the accessibility and modernization of facilities.
(ii)	In September 2020 was recognized the depreciation expenses from the first eight months of the year in the amount of R$815 due to the reclassification from assets held for sale regarding depreciation that would have been recognized had the assets not been classified as held for sale.